Note 20 - Segmented Information (Details) - Long-lived Assets by Geographical Location - USD ($) $ in Thousands	Jan. 31, 2016	Jan. 31, 2015
Total long-lived assets
Geograhical long-lived assets	$ 142,166	$ 122,955
UNITED STATES
Total long-lived assets
Geograhical long-lived assets	49,192	59,041
EMEA [Member]
Total long-lived assets
Geograhical long-lived assets	44,963	57,711
CANADA
Total long-lived assets
Geograhical long-lived assets	$ 48,011	$ 6,203